CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Cash received in acquisitions	$ 34	$ 2,500	$ 0